December 5, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Osterweis
Fund series of the Registrant for the six month period ended
September 30, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,

/s/
Robert H. Wadsworth

                              The Osterweiss Fund

                               Semi-Annual Report

                               September 30, 1997

                              The Osterweiss Fund

October 13, 1997

Dear Shareholders,

      Despite being somewhat less-than-fully invested, The Osterweis Fund (the "Fund") outperformed the market during the third quarter. The Fund's total return of 9.10% compared favorably to the 7.49% return of the Standard and Poor's 500 Index. Since the Fund has been conservatively managed with less-than-full exposure to the equity market, performance results are quite gratifying, reflecting above-average returns in our equity positions.

      As of the end of September, the Fund had a Net Asset Value of $16.18 per share. This represented a 26.11% increase for the year-to-date. Performance slightly trailed that of the Standard and Poor's 500 Index, as strong equity results were mitigated by a modestly defensive portfolio structure.

      The key forces driving the stock market are the favorable economic trends of a growing economy, rising corporate profits, and subdued inflation on the one hand and the risks inherent in historically-rich valuations on the other. As long as the economy can sustain growth without igniting inflation, the stock market should continue to be rewarding. But if anything were to interrupt the growth of corporate profits or cause inflation to accelerate, the stock market would likely correct. As a result, we continue to maintain a moderately defensive portfolio structure and to focus our stock selection efforts on specific situations with reasonable valuations and improving fundamentals.


Sincerely,

/s/


John S. Osterweis

---------------------------------------

The Osterweis Fund's annualized total return from its inception on October 1, 1993 through September 30, 1997 was 14.79%. The twelve months ending September 30, 1997 showed a total return of 30.76%. Results shown are past performance, which should not be regarded as an indicator of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. The Osterweis Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

                              The Osterweiss Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 84.5%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks: 2.8%
       8,000         Barnett Banks, Inc......................................................            $ 566,000
                                                                                                         ---------

                     Beverages - Alcoholic: 2.4%
      10,800         Anheuser-Busch Companies, Inc...........................................              487,350
                                                                                                           -------

                     Building and Heavy Construction: 3.2%
      26,800         CalMat Company..........................................................              636,500
                                                                                                           -------

                     Business Services: 2.8%
      23,666         A.C. Nielsen Corp.......................................................              567,984
                                                                                                           -------

                     Computer Services: 2.3%
      13,200         Electronic Data Systems Corp............................................              468,600
                                                                                                           -------

                     Consumer Products: 5.5%
      11,400         Kimberly-Clark Corp.....................................................              557,887
      54,000         Playtex Products, Inc...................................................              546,750
                                                                                                           -------
                                                                                                         1,104,637
                                                                                                         ---------
                     Cosmetics: 2.9%
       9,240         Avon Products, Inc......................................................              572,880
                                                                                                           -------

                     Energy: 11.8%
      51,856         Patina Oil & Gas Corp...................................................              512,078
      15,000         Pioneer Natural Resources Company.......................................              628,125
      34,909         Snyder Oil Corp.........................................................              791,998
      27,000         Wheelabrator Technology, Inc............................................              432,000
           -                                                                                               -------
                                                                                                         2,364,201
                                                                                                         ---------
                     Financial Services: 3.6%
      11,400         Associates First Capital Corp., Class A.................................              709,650
                                                                                                          -------

                     Insurance:  3.5%
      12,700         HSB Group, Inc..........................................................              707,231
                                                                                                          -------

See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Manufacturing - Diversified: 2.9%
       7,900         W.R. Grace & Company....................................................            $ 581,638
                                                                                                         ---------

                     Media and Broadcasting: 9.2%
      12,500         Scandinavian Broadcasting System SA.....................................              300,000
      29,119         Westinghouse Electric Corp..............................................              788,033
      23,400         Westwood One, Inc.......................................................              742,950
                                                                                                          -------
                                                                                                         1,830,983
                                                                                                         ---------
                     Newspapers and Publishing: 2.6%
      43,100         K-III Communications Corp...............................................              519,894
                                                                                                           -------

                     Pharmaceuticals: 3.1%
      14,500         Forest Laboratories, Inc................................................              610,812
                                                                                                           -------

                     Real Estate: 10.4%
      49,800         Catellus Development Corp...............................................            1,033,350
       2,480         Crescent Operating, Inc.................................................               49,910
      24,800         Crescent Real Estate Equities Company...................................              995,100
                                                                                                           -------
                                                                                                         2,078,360
                                                                                                         ---------
                     Retail: 10.2%
      15,300         Rite Aid Corp...........................................................              848,194
      50,000         Sunglass Hut International, Inc.........................................              387,500
      23,704         Tandy Corp..............................................................              797,047
                                                                                                           -------
                                                                                                         2,032,741
                                                                                                         ---------
                     Telecommunications: 5.3%
       7,900         Cellular Communications International, Inc..............................              327,850
      15,320         CoreComm, Inc...........................................................              252,780
      18,267         NTL Inc. ...............................................................              481,792
                                                                                                           -------
                                                                                                         1,062,422
                                                                                                         ---------

                     Total Common Stocks (cost $11,246,076)..................................           16,901,883
                                                                                                        ----------
See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
                     CONVERTIBLE PREFERRED STOCK: 2.2%
------------------------------------------------------------------------------------------------------------------------------------
                     Energy: 0.9%
       6,400         Snyder Oil Corp., 6.00%, Convertible Class A............................            $ 176,800
                                                                                                        ---------

                     Telecommunications: 1.3%
       7,785         AirTouch Communications, Inc., 6.00%, Class B...........................              253,499
                                                                                                           -------

                     Total Convertible Preferred Stock (cost $320,127).......................              430,299
                                                                                                           -------

                     U.S. GOVERNMENT AND
Principal Amount     GOVERNMENT AGENCY OBLIGATIONS: 8.7%
------------------------------------------------------------------------------------------------------------------------------------
   $ 350,000         FFCB, 5.47%, 4/1/1998...................................................              349,836
     200,000         FHLB, 6.20%, 10/16/1998.................................................              200,126
     300,000         FHLD, 5.58%, 11/5/1997..................................................              298,373
     350,000         FHLD, 5.37%, 12/9/1997..................................................              346,344
     400,000         SLMA, 5.27%, 12/18/1997.................................................              399,956
     150,000         U.S. Treasury Notes, 5.00%, 1/31/1998...................................              149,859
                                                                                                           -------

                     Total U. S. Government and Government Agency Obligations
                     (cost $1,744,590).......................................................            1,744,494
                                                                                                         ---------

                     CONVERTIBLE CORPORATE BONDS: 2.0%
------------------------------------------------------------------------------------------------------------------------------------
     414,000         Kelley Oil & Gas Partners, 7.875%, 12/15/1999 (cost $361,500)...........              402,491
                                                                                                           -------

      Shares         WARRANTS: 0.3%
------------------------------------------------------------------------------------------------------------------------------------
      25,928         Patina Oil & Gas Corp., Exp. 5/2/2001 (cost $46,995)....................               58,338
                                                                                                            ------

Principal Amount     REPURCHASE AGREEMENT: 5.6%
------------------------------------------------------------------------------------------------------------------------------------
  $1,114,000         Star Bank Repurchase Agreement, 5.45%, dated 9/30/1997,
                     due 10/1/1997, collateralized by $1,110,000 GNMA, due
                     2/20/2024 (value of collateral $1,137,750) (cost $1,114,000)............            1,114,000
                                                                                                         ---------
See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

SCHEDULE OF INVESTMENTS at September 30, 1997 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Total Investment in Securities (cost $14,833,288+): 103.3%..............          $20,651,505
                     Liabilities in excess of Other Assets: (3.3)%...........................             (667,610)
                                                                                                          --------
                     Total Net Assets: 100.0%................................................          $19,983,895
                                                                                                       ===========

+At September 30, 1997,  the cost of securities for Federal tax purposes was the
same  as  the  basis  for  financial  reporting.   Unrealized  appreciation  and
depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................          $ 6,060,267
                     Gross unrealized depreciation...........................................             (242,050)
                                                                                                          --------
                              Net unrealized appreciation....................................          $ 5,818,217
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $14,833,288).................................          $20,651,505
      Cash  .................................................................................                3,311
      Receivables:
            Dividends and interest  .........................................................               34,270
            Fund shares sold.................................................................               45,000
            Deferred organization costs......................................................                7,796
      Prepaid expenses.......................................................................                1,042
                                                                                                             -----
                  Total assets ..............................................................           20,742,924
                                                                                                        ----------

LIABILITIES
      Payables:
            Advisory fees....................................................................               18,917
            Administration fee...............................................................                3,197
            Investment securities purchased..................................................              734,375
      Accrued expenses ......................................................................                2,540
                                                                                                             -----
                  Total liabilities..........................................................              759,029
                                                                                                           -------


NET ASSETS  .................................................................................          $19,983,895
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($19,983,895/1,235,462 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $16.18
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital........................................................................          $12,499,771
      Undistributed net investment income....................................................               55,808
      Undistributed net realized gain on investments.........................................            1,610,099
      Net unrealized appreciation on investments.............................................            5,818,217
                                                                                                         ---------
            Net assets ......................................................................          $19,983,895
                                                                                                       ===========




See accompanying Notes to Financial Statements.

                              The Osterweiss Fund


STATEMENT  OF  OPERATIONS  -  For  the  Six  Months  Ended  September  30,  1997
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Interest ........................................................................             $ 78,881
            Dividends........................................................................              104,675
            Other ...........................................................................                7,331
                                                                                                             -----
                  Total income ..............................................................              190,887
                                                                                                           -------
      Expenses
            Advisory fees....................................................................               98,536
            Administration fee...............................................................               17,996
            Custodian and accounting fees....................................................               12,335
            Audit fees.......................................................................                7,772
            Registration fees................................................................                5,177
            Transfer agent fees..............................................................                4,813
            Amortization of deferred organization costs......................................                3,887
            Trustees' fees...................................................................                1,504
            Reports to shareholders..........................................................                1,504
            Miscellaneous....................................................................                1,504
            Legal fees.......................................................................                1,254
            Insurance fees...................................................................                1,184
                                                                                                             -----
                  Total expenses.............................................................              157,466
                                                                                                           -------
                        Net investment income   .............................................               33,421
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................            1,161,720
      Net change in unrealized appreciation on investments ..................................            2,884,654
                                                                                                         ---------
                  Net realized and unrealized gain on investments ...........................            4,046,374
                                                                                                         ---------
                        Net Increase in Net Assets Resulting from Operations ................          $ 4,079,795
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended      Year Ended
                                                                               September 30, 1997*  March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income.........................................................        $ 33,421          $ 109,972
Net realized gain from security transactions .................................       1,161,720            576,542
Net change in unrealized appreciation on investments..........................       2,884,654          1,224,750
                                                                                     ---------          ---------
      Net increase in net assets resulting from operations ...................       4,079,795          1,911,264
                                                                                     ---------          ---------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income.........................................................             -0-           (113,260)
Net realized gain from security transactions..................................             -0-           (188,621)
                                                                                            -            --------
      Total dividends and distributions to shareholders ......................             -0-           (301,881)
                                                                                            -            --------

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in
   outstanding shares (a) ....................................................        (645,842)        (1,943,533)
                                                                                      --------         ----------
      Total increase (decrease) in net assets ................................       3,433,953           (334,150)

NET ASSETS
Beginning of period...........................................................      16,549,942         16,884,092
                                                                                    ----------         ----------
End of period (including undistributed net investment income
       of $55,808 and $22,387, respectively).................................      $19,983,895        $16,549,942
                                                                                   ===========        ===========

(a) A summary of capital shares transactions is as follows:

                                                             Six Months Ended                   Year Ended
                                                            September 30, 1997*               March 31, 1997
                                                          Shares           Value          Shares          Value
Shares sold .........................................      58,526        $ 889,372        329,346     $ 4,104,926
Shares issued in reinvestment of distribution........         -0-              -0-         24,407         297,077
Shares redeemed .....................................    (107,610)      (1,535,214)      (507,580)     (6,345,536)
                                                         --------       ----------       --------      ----------
Net decrease ........................................     (49,084)      $ (645,842)      (153,827)    $(1,943,533)
                                                          =======       ==========       ========     ===========

*Unaudited.




See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                         Six Months        Year           Year           Year      October 1, 1993*
                                            Ended          Ended          Ended          Ended          through
                                     September 30, 1997#March 31, 1997March 31, 1996March 31, 1995  March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period       $12.88         $11.74          $10.33         $10.28         $10.00
                                           ------         ------          ------         ------         ------
Income from investment operations:
   Net investment income ............         .03            .08             .12            .28            .08
   Net realized and unrealized
      gain on investments ...........        3.27           1.27            1.48            .11            .22
                                             ----           ----            ----            ---            ---
Total from investment operations.....        3.30           1.35            1.60            .39            .30
                                             ----           ----            ----            ---            ---
Less distributions:
   From net investment income........         -0-           (.08)           (.19)          (.25)          (.02)
   From net capital gains ...........         -0-           (.13)           -0-            (.09)           -0-
                                               -            ----             -             ----             -
Total distributions..................         -0-           (.21)           (.19)          (.34)          (.02)
                                               -            ----            ----           ----           ----
Net asset value, end of period ......      $16.18         $12.88          $11.74         $10.33         $10.28
                                           ======         ======          ======         ======         ======

Total return ........................       25.62%         11.60%          15.59%          3.91%          6.29%+

Ratios/supplemental data:
Net assets, end of period (millions).      $ 20.0         $ 16.5         $ 16.9           $ 9.8          $ 5.1
Ratio of expenses to average net assets:
   Before expense reimbursement.....         1.75%+         1.75%           1.77%          2.32%          3.73%+
   After expense reimbursement......         1.75%+         1.75%           1.75%          1.74%          1.75%+
Ratio of net investment income to average net assets:
   Before expense reimbursement....          0.37%+         0.63%           1.47%          2.74%          0.42%+
   After expense reimbursement......         0.37%+         0.63%           1.49%          3.32%          2.40%+
Portfolio turnover rate .............       22.89%         41.30%          57.32%         28.65%         34.97%
Average commission rate paid
   per share++........................     $.0697          $.0551            -               -              -

*Commencement of operations.

#Unaudited.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


See accompanying Notes to Financial Statements.

                              The Osterweiss Fund

NOTES TO FINANCIAL STATEMENTS at September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

      The Osterweis Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on October 1, 1993. The investment objective of the Fund is to attain long-term total returns. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Deferred Organization Costs. All of the expenses incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized to expense on a straight-line basis over a period of five years.

      E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                              The Osterweiss Fund

--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the six months ended September 30, 1997, Osterweis Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended September 30, 1997, the Fund incurred $98,536 in Advisory fees.

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent neccessary to limit the Fund's aggregate annual operating expenses to 1.75% of average net assets. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Fund's obligation may be subject to reimbursement by the Fund within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended September 30, 1997, the Advisor recouped $13,736 of such expenses it previously reimbursed to the Fund.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million             $30,000
$15 to $50 million            0.20% of average daily net assets
$50 to $100 million           0.15% of average daily net assets
$100 to $150 million          0.10% of average daily net assets
Over $150 million             0.05% of average daily net assets

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor. As of September 30, 1997, the Fund shares owned by the Fund's Advisor and its affiliates totaled 147,455 shares, out of 1,235,462.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than U.S. Government obligations and short-term investments, for the six months ended September 30, 1997, were $3,874,558 and $4,011,867, respectively.

                                     Advisor
                       Osterweis Capital Management, Inc.
                         One Maritime Plaza, Suite 1201
                         San Francisco, California 94111


================================================================================

                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018


================================================================================

                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202


================================================================================
                                 Transfer Agent
                          American Data Services, Inc.
                                  P.O. Box 5536
                         Hauppauge, New York 11788-0132


================================================================================

                              Independent Auditors
                                Ernst & Young LLP
                       515 South Flower Street, 24th Floor
                          Los Angeles, California 90071


================================================================================

                                  Legal Counsel
                        Paul, Hastings, Janofsky & Walker
                        345 California Street, 29th Floor
                         San Francisco, California 94104

     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.